PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2020
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment
Property, plant and equipment is recorded at cost, net of accumulated depreciation and accumulated impairment losses, where cost is the amount of cash or cash equivalents paid to acquire an asset at the time of its acquisition or construction. Major property additions, replacements and improvements are capitalised, while maintenance and repairs that do not extend the useful life of an asset or add new functionality are expensed as incurred. Land is not depreciated, as it is considered to have an indefinite life. For all property, plant and equipment, other than land, depreciation is recorded using the straight-line method over the respective estimated useful lives as follows:

	Useful life (years)
Category	Low	High
Buildings and improvements	10	40
Machinery, equipment and containers	3	20
Cold drink equipment	4	12
Vehicle fleet	3	12
Furniture and office equipment	4	10
Gains or losses arising on the disposal or retirement of an asset are determined as the difference between the carrying amount of the asset and any proceeds from its sale. Leasehold improvements are amortised using the straight-line method over the shorter of the remaining lease term or the estimated useful life of the improvement.
The Group assesses, at each reporting date, whether there is an indication that an asset may be impaired. If any indication exists, an impairment test is performed to estimate the potential loss of value that may reduce the recoverable amount of the asset to below its carrying amount. Any impairment loss is recognised within the consolidated income statement by the amount which the carrying amount exceeds the recoverable amount. Useful lives and residual amounts are reviewed annually and adjustments are made prospectively as required.
For property, plant and equipment, the Group assesses annually whether there is an indication that previously recognised impairment losses no longer exist or have decreased. If such indication exists, a previously recognised impairment loss is reversed only if there has been a change in the assumptions used to determine the asset’s recoverable amount since the last impairment loss was recognised and only up to the recoverable amount or the original carrying amount net of depreciation that would have been incurred had no impairment losses been recognised.
The following table summarises the movement in net book value for property, plant and equipment for the periods presented:

	Land	Buildings and improvements	Machinery, equipment and containers	Cold drink equipment	Vehicle fleet	Furniture and office equipment	Assets under construction	Total
	€ million	€ million	€ million	€ million	€ million	€ million	€ million	€ million
Cost:
As at 31 December 2018	317	1,488	2,533	1,214	129	183	339	6,203
Adjustment for adoption of IFRS 16(A)	—	183	—	—	107	32	—	322
Additions	2	67	158	119	66	29	187	628
Disposals	(6)	(49)	(102)	(137)	(14)	(14)	—	(322)
Transfers and reclassifications	—	51	191	—	1	2	(245)	—
Currency translation adjustments	3	15	25	14	2	2	(2)	59
As at 31 December 2019	316	1,755	2,805	1,210	291	234	279	6,890
Additions	18	89	112	46	64	16	77	422
Disposals	(12)	(32)	(81)	(86)	(69)	(107)	(1)	(388)
Transfers and reclassifications	1	49	173	—	—	4	(227)	—
Currency translation adjustments	(6)	(15)	(34)	(15)	(3)	(3)	(3)	(79)
As at 31 December 2020	317	1,846	2,975	1,155	283	144	125	6,845
Accumulated depreciation:
As at 31 December 2018	—	(467)	(978)	(670)	(84)	(116)	—	(2,315)
Depreciation expense	—	(106)	(223)	(158)	(64)	(36)	—	(587)
Disposals	—	14	72	136	6	13	—	241
Currency translation adjustments	—	2	(6)	(17)	(1)	(2)	—	(24)
As at 31 December 2019	—	(557)	(1,135)	(709)	(143)	(141)	—	(2,685)
Depreciation expense	—	(117)	(297)	(159)	(62)	(30)	—	(665)
Disposals	—	15	79	86	63	84	—	327
Currency translation adjustments	—	8	16	10	1	3	—	38
As at 31 December 2020	—	(651)	(1,337)	(772)	(141)	(84)	—	(2,985)
Net book value:
As at 31 December 2018	317	1,021	1,555	544	45	67	339	3,888
As at 31 December 2019	316	1,198	1,670	501	148	93	279	4,205
As at 31 December 2020	317	1,195	1,638	383	142	60	125	3,860
(A)The Group adopted IFRS 16, “Leases” on a modified retrospective basis. The Group has not restated its 2018 financial statements as permitted under the specific transitional provisions in the standard. The impact from the new leasing standard is therefore recognised in the opening balance sheet on 1 January 2019.
Right of use assets
The Group leases land, office and warehouse space, computer hardware, machinery and equipment and vehicles under non-cancellable lease agreements most of which expire at various dates through to 2030. Since the adoption of IFRS 16, “Leases”, effective 1 January 2019, the Group includes right of use assets within property, plant and equipment.
Right of use assets are initially measured at cost, comprising the initial measurement of the lease liability, plus any direct costs and an estimate of asset retirement obligations, less lease incentives. Subsequently, right of use assets are measured at cost, less accumulated depreciation and any accumulated impairment losses. Depreciation is calculated on a straight-line basis over the term of the lease.
The Group does not separate lease from non-lease components for each of its lease categories, except for property leases. For property leases, only base rent is included in the calculation of the right of use asset. All low value leases with total minimum lease payments under €5,000 are expensed on a straight-line basis.
Extension and termination options are included in a number of property and equipment leases across the Group and are used to maximise operational flexibility in terms of managing contracts. Extension options (or periods after termination options) are only included in the lease term if the Group has an enforceable right to extend or terminate the lease and is reasonably certain to do so. The assessment is reviewed if a significant event or a significant change in circumstances occurs which affects this assessment and that is within the control of the lessee. Some lease agreements contain standard renewal provisions that allow for renewal at rates equivalent to fair market value at the end of the lease term.
In adopting IFRS 16, “Leases” on 1 January 2019, the following expedients were applied on transition:
•The right of use asset was measured at the value of the lease liability, adjusted for any prepaid or accrued lease payments.
•A single discount rate applied to a portfolio of leases with reasonably similar characteristics.
•Hindsight was used in determining lease term.
•Short-term lease exemption applied to machinery and equipment and IT asset classes for leases expiring within 12 months of 1 January 2019.
The following table summarises the net book value of right of use assets included within property, plant and equipment:

	31 December 2020	31 December 2019
	€ million	€ million
Buildings and improvements	202	188
Vehicle fleet	137	140
Machinery, equipment and containers	19	23
Furniture and office equipment	6	33
Total	364	384
Total additions to right of use assets during 2020 were €134 million (2019: €127 million).
The following table summarises depreciation charges relating to right of use assets for the periods presented:

	31 December 2020	31 December 2019
	€ million	€ million
Buildings and improvements	37	39
Vehicle fleet	61	62
Machinery, equipment and containers	8	5
Furniture and office equipment	11	18
Total	117	124
During the years ended 31 December 2020 and 31 December 2019, the total expense relating to low value and short-term leases was €18 million and €10 million, respectively, which is primarily included in administrative expenses on the consolidated income statement.
The Group does not have any residual value guarantees in relation to its leases. The Group did not engage in any sale and leaseback transactions for the year ended 31 December 2020.
The Group’s activities as a lessor are not material and hence the Group determines there is no significant impact on its consolidated financial statements.
As at 31 December 2020 the total value of lease extension and termination options included within right of use assets was €18 million.
Refer to Note 13 for further disclosure regarding lease liabilities.